BIOLOGICAL ASSETS (Tables)	12 Months Ended
Jan. 31, 2020
BIOLOGICAL ASSETS [abstract]
Schedule of biological assets
Balance, January 31, 2018 & 2017	$—
Acquired biological assets	2,298,534
Fair value adjustment on biological assets	(278,920)
Increase in biological assets due to capitalized costs	1,751,906
Transferred to inventory upon harvest	(1,900,980)
Balance, January 31, 2019	$1,870,540
Acquired biological assets	75,499
Fair value adjustment on biological assets	1,243,340
Increase in biological assetsdue to capitalized costs	7,615,455
Transferred to inventory upon harvest	(9,396,563)
Balance January 31, 2020	$1,408,271

Schedule of unobservable inputs, biological assets
			Effect on Fair Value as of January 31:
Significant Inputs
and Assumptions	Range of Inputs	Sensitivity	2020	2019
Selling Price Per	$1.99 to $5.29	Increase 5%	$71,297	12,001
Gram		Decrease 5%	$(71,658)	(9,200)
Estimated Yield Per	45.36 to 1,696.43 grams	Increase 5%	$70,423	91,756
Cannabis Plant		Decrease 5%	$(70,423)	(91,756)